ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Vantage Corp (the “Company”) is an exempted company incorporated on April 2, 2024, under the laws of the Cayman Islands. Through its subsidiaries, the Company earns broking commissions based on the value of freight, freight hire, or assets. For broking services, commissions are earned either as a percentage of the underlying contract value or as a fixed fee per contract.

The Company’s brokers act as intermediaries between shipping principals, facilitating transactions across global maritime markets. The Company connects charterers with cargo interests and vessel owners with available capacity, enabling the negotiation of voyage charter, time charter, and contract of affreightment terms, including freight and hire rates. The Company operates across major global shipping markets and maritime hubs.

Reorganization

The Group’s shipbroking business commenced operations in April 2012 through Vantage Shipbrokers Pte. Ltd. (“Vantage Singapore”), which was incorporated in Singapore on May 12, 2011. In June 2023, the Group expanded its operations into the Middle East through the incorporation of Vantage Nexus Commercial Brokers Co. L.L.C. (“Vantage Dubai”) in the United Arab Emirates on June 20, 2023.

On February 2, 2026, the Company incorporated Hado Pte. Ltd. (“Hadō”) in Singapore as a wholly owned subsidiary to support the Group’s information technology development and digitalization initiatives.

As part of the corporate reorganization undertaken in preparation for the Company’s initial public offering, Vantage (BVI) Corporation (“Vantage BVI”) was incorporated in the British Virgin Islands on April 2, 2024. The Group’s corporate structure as of March 31, 2026 comprised the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Vantage Corp	April 2, 2024	100%	Cayman Islands	Holding Business

Vantage (BVI) Corporation	April 2, 2024	100%	British Virgin Islands	Holding Business

Vantage Shipbrokers Pte. Ltd.	May 12, 2011	100%	Singapore	Ship Broking Services

Vantage Nexus Commercial Brokers Co. L.L.C	June 20, 2023	100%	Dubai	Commercial Brokers

Hado Pte. Ltd.	February 2, 2026	100%	Singapore	IT Services

PJ Marine Singapore Pte. Ltd.	January 2, 2026	100%	Singapore	Ship Broking Services

Peijun Marine Consultant Co., Ltd	January 27, 2026	60%	Hong Kong	Ship Broking Services

PJ Marine Shanghai Co., Ltd	March 23, 2026	60%	PRC	Ship Broking Services

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES – CONTINUED

Reorganization..cont’d

The Reorganization was completed on November 28, 2024. Upon completion of the Reorganization, Vantage Corp became the ultimate holding company of the entities listed above, resulting in a change in the reporting entity from Vantage Shipbrokers Pte. Ltd. and Vantage Nexus Commercial Brokers Co. L.L.C. to Vantage Corp.

The Reorganization was accounted for as a recapitalization of entities under common control because Vantage Shipbrokers Pte. Ltd. and Vantage Nexus Commercial Brokers Co. L.L.C. were under the common control of the same controlling shareholders before and after the Reorganization.

Accordingly, the Reorganization has been accounted for in accordance with ASC 805-50, Business Combinations—Related Issues. The consolidated financial statements have been prepared on a retrospective basis as if Vantage Corp had been the holding company of the reorganized entities for all periods presented, similar to a pooling-of-interests.

The accompanying consolidated financial statements include the assets, liabilities, results of operations, and cash flows of the reorganized entities for all periods presented, after eliminating all intercompany balances and transactions.

Completion of the Initial Public Offering

On June 13, 2025, the Company completed the Initial Public Offering (“IPO”) of 3,250,000 Class A Ordinary Shares on NYSE American, at a public offering price of US$4.00 per share, for total gross proceeds of US$13.0 million. The Ordinary Shares were previously approved for listing on NYSE American on June 11, 2025 and commenced trading under the ticker symbol “VNTG” on June 12, 2025.

On June 13, 2025, the Company also issued warrants to the Representative and its affiliates, which are exercisable during the period commencing from the date of issuance and expiring five years from the commencement of sales of the Class A Ordinary Shares in the IPO, entitling the holders of the warrants to purchase an aggregate of up to 162,500 Class A Ordinary Shares at a per share price of $5.00.

On June 18, 2025, the Company closed the sale of an additional 487,500 Class A Ordinary Shares of the Company, pursuant to the full exercise of the underwriter’s over-allotment option granted in connection with the Company’s IPO, at the IPO price of US$4.00 per share and also issued warrants to the Representative and its affiliates, which are exercisable during the period commencing from the date of issuance and expiring five years from the commencement of sales of the Class A Ordinary Shares in the IPO, entitling the holders of the warrants to purchase an aggregate of up to 24,375 Class A Ordinary Shares at a per share price of $5.00.

Acquisitions

On January 2, 2026, the Company acquired 100% of the equity interests of PJ Marine Singapore Pte. Ltd. (“PJ SIN”), a private company incorporated in Singapore and principally engaged in ship broking services.

On January 27, 2026, the Company acquired 60% of the equity interests in Peijun Marine Consultant Co., Ltd (“PJ HK”), a private company incorporated in Hong Kong and principally engaged in ship broking services.

On March 23, 2026, the Company acquired 60% of the equity interests in PJ Marine Shanghai Co., Ltd (“PJ SH”), a private company incorporated in the PRC and principally engaged in ship broking services.

These transactions are described in further detail in Note 3 (Business Combinations), including the allocation of purchase consideration and fair value measurement of identifiable assets and liabilities acquired.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS